Loans - Schedule of Loans (Parenthetical) (Detail) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2018 ARS ($)	Dec. 31, 2017 ARS ($)	Dec. 31, 2016 ARS ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 ARS ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 ARS ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2016 ARS ($)	Dec. 31, 2015 ARS ($)
Disclosure of detailed information about borrowings [line items]
Repurchase of negotiable obligations					$ 410		$ 309		$ 672
Loans from banks					335,078		191,063		154,345	$ 105,751
Cancellation of negotiable obligations				$ 15,850	2,634	$ 15,850	1,528	$ 11,248	3,253
Proceeds from loans	$ 39,673	$ 54,719	$ 101,322
Banco Nacion Argentina [member]
Disclosure of detailed information about borrowings [line items]
Loans from banks					$ 500		2,500		2,105
Bank overdrafts									1,440
Banco Nacion Argentina [member] | Badlar Variable Rate Plus Margin of 3.5 Percentage [member]
Disclosure of detailed information about borrowings [line items]
Loans accrued							$ 1,500		$ 2,000
Interest rate				3.50%	3.50%	3.50%	3.50%	3.50%	3.50%
Banco Nacion Argentina [member] | Fixed interest rate [member]
Disclosure of detailed information about borrowings [line items]
Loans accrued							$ 1,000
Interest rate						20.00%	20.00%
Banco Nacion Argentina [member] | Badlar Variable Rate Plus Spread of 4 Percentage [member]
Disclosure of detailed information about borrowings [line items]
Loans accrued									$ 105
Interest rate								4.00%	4.00%
Export Pre financing [member] | Banco Nacion Argentina [member]
Disclosure of detailed information about borrowings [line items]
Loans from banks					$ 5,264
Export Pre financing [member] | Banco Nacion Argentina [member] | Two percentage fixed interest rate [member]
Disclosure of detailed information about borrowings [line items]
Loans accrued					$ 3,008		$ 1,116
Interest rate				2.00%	2.00%	2.00%	2.00%
Export Pre financing [member] | Banco Nacion Argentina [member] | Six point five percentage fixed interest rate [member]
Disclosure of detailed information about borrowings [line items]
Loans accrued					$ 2,256
Interest rate				6.50%	6.50%
Negotiable obligations and financial loans secured by cash flows [member]
Disclosure of detailed information about borrowings [line items]
Proceeds from loans		$ 492	$ 4,960